Property, Plant and Equipment - Summary of Major Categories of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,525,725	$ 3,384,723
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 384,264	369,690
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 173,306	160,494
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	10 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	39 years
Advertising Structures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,817,170	2,704,356
Advertising Structures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	5 years
Advertising Structures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	15 years
Automotive and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 150,985	$ 150,183
Automotive and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	3 years
Automotive and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	7 years